Commitments and contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and contingencies
Schedule of future minimum lease commitments

As of June 30,
2023
RMB

2023	17,210
2024	23,552
2025	29,663
2026	22,237
2027	18,604
2028 and thereafter	77,857
Total lease payments	189,123
Less imputed interest	(50,623)
Present value of lease liabilities	138,500
Current portion	30,189
Operating lease liabilities, non-current	108,311

As of December 31,
2022
RMB

2023	35,354
2024	19,413
2025	19,222
2026	12,268
2027	8,644
2028 and thereafter	36,162
Total lease payments	131,063
Less imputed interest	(31,185)
Present value of lease liabilities	99,878
Current portion	31,110
Operating lease liabilities, non-current	68,768

Schedule of future minimum purchase commitments

		Less than
	Total	one year	1-2 Years	2-3 Years	3-5 Years
Purchase commitments	61,713	45,046	6,667	6,667	3,333

Purchase commitments

As of December 31, 2022, the Group has future minimum purchase commitment related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2022 were as follows:

		Less than				Over 5
	Total	one year	1-2 Years	2-3 Years	3-5 Years	Years
Purchase commitments	99,907	79,906	6,667	6,667	6,667	—

Schedule of future minimum capital commitments

Capital commitments

Total capital expenditures contracted but not yet reflected in the unauditd condensed consolidated financial statements as of June 30, 2023 were as follows:

	Total	Less than one year
	RMB	RMB
Capital commitments	18,994	18,994

Capital commitments

Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2022 were as follows:

	Total	Less than one year
Capital commitments	15,872	15,872